AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2011

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 145                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 146                            /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire         Christopher D. Menconi
Morgan, Lewis & Bockius LLP         Morgan, Lewis & Bockius LLP
1701 Market Street         1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103         Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)

         --------------------------------------------------------
         /X/  Immediately upon filing pursuant to paragraph (b)
         / /   On [date] pursuant to paragraph (b)
         / /   60 days after filing pursuant to paragraph (a)(1)
         / /   75 days after filing pursuant to paragraph (a)(2)
         / /   On [date] pursuant to paragraph (a) of Rule 485
         --------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                 APRIL 19, 2011

           AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND

                              TICKER SYMBOL: AEMQX

                           INSTITUTIONAL CLASS SHARES

                              INVESTMENT ADVISER:
                      AVIVA INVESTORS NORTH AMERICA, INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                            PAGE
INVESTMENT OBJECTIVE .......................................................   1
FUND FEES AND EXPENSES .....................................................   1
PRINCIPAL INVESTMENT STRATEGIES ............................................   2
PRINCIPAL RISKS ............................................................   3
PERFORMANCE INFORMATION ....................................................   6
INVESTMENT ADVISER .........................................................   6
PORTFOLIO MANAGERS .........................................................   6
PURCHASE AND SALE OF FUND SHARES ...........................................   7
TAX INFORMATION ............................................................   7
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
     INTERMEDIARIES ........................................................   7
MORE INFORMATION ABOUT RISK ................................................   8
MORE INFORMATION ABOUT THE FUND'S OBJECTIVE
     AND INVESTMENTS .......................................................   8
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................   9
INVESTMENT ADVISER .........................................................   9
PORTFOLIO MANAGERS .........................................................  10
PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................  11
SHAREHOLDER SERVICING ARRANGEMENTS .........................................  17
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  17
OTHER POLICIES .............................................................  18
DIVIDENDS AND DISTRIBUTIONS ................................................  21
TAXES ......................................................................  21
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ....................... Back Cover

AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND

INVESTMENT OBJECTIVE

The Aviva Investors Emerging Markets Local Currency Bond Fund (the "Fund") seeks capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,               1.00%
if redeemed within 30 days of purchase)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees                                            0.60%
Other Expenses(1)                                          0.80%
Total Annual Fund Operating Expenses                       1.40%
Less Fee Reductions and/or Expense Reimbursements         (0.50%)
Total Annual Fund Operating Expenses After Fee             0.90%
Reductions and/or Expense Reimbursements(2)

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.90% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement
     (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2012, and
     (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR             3 YEARS
                           ------             -------
                             $92               $376

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market bonds denominated in emerging market currencies. This investment policy may be changed upon 60 days' prior notice to shareholders.

The Fund's emerging market bond investments include debt securities issued by emerging market governments, their agencies and instrumentalities ("quasi-governmental") and emerging market corporate issuers, as well as Eurobonds and other debt securities issued by supranational organizations that are denominated in emerging markets currencies. Aviva Investors North America, Inc. (the "Adviser"), the Fund's investment adviser, considers an emerging market country to be generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of and headquartered in, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or
(iii) the company has at least 50% of its assets in the country. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

The Fund may invest without limit in emerging market countries that have sovereign ratings below investment grade or are unrated, and the corporate debt securities in which the Fund invests may be rated below investment grade (commonly known as "high-yield" or "junk" bonds). In addition, the Fund may use derivatives such as futures, options, swaps (including interest rate, credit default and cross-currency swaps), options on swaps, forward rate agreements and forward currency contracts to manage the Fund's currency and risk exposure.

In selecting investments for the Fund, the Adviser seeks to construct a portfolio of securities to be held over a relatively long term investment horizon. The Adviser evaluates emerging markets and their issuers through a combination of country analysis, global macroeconomic analysis, quantitative analysis and yield curve comparisons, with the aim of making investments with optimal risk-reward profiles. The Adviser also gives consideration to the composition of various emerging markets debt indices, including the Fund's benchmark, the Barclays Emerging Markets Local Currency Government Diversified Index. In conducting its country analysis, the Adviser seeks to identify changes in the credit quality of emerging market countries and to highlight opportunities for adding value to the Fund's portfolio by increasing exposures to certain countries and avoiding others. The Adviser also seeks to identify global macroeconomic themes that may affect emerging markets, such as price movements in commodities and changes in currency rates against major currencies. The Adviser uses quantitative analysis to evaluate long-term, short-term and technical factors to identify the most attractive investments. Finally, the Adviser conducts yield curve comparisons through the screening and monitoring of the investible universe.

Generally, securities are sold: (i) when the credit quality of an issuer has deteriorated; (ii) when the Adviser's analyses of a security has changed; (iii) incrementally to exit semi-liquid positions to take profits; or (iv) when the Adviser believes another security provides a superior investment alternative.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed and based on only a few industries. Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging market securities may experience limited trading, may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

INTEREST RATE RISK. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

DERIVATIVES RISK. The Fund may use derivatives, including futures, options, forward currency contracts, swaps, options on swaps and forward rate agreements to manage the Fund's currency exposure, change the Fund's risk exposure or maximize positive returns. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Once a credit event has been determined, an auction may be held to determine the recovery price at which investors will be compensated. The auction takes place in three steps: 1) dealers submit prices at which they would buy and sell the reference debt obligation and dealers who submit crossing prices must trade at those prices while the remaining prices are used to calculate a mid-market price; 2) dealers then submit limit orders (orders to buy or sell an amount of the reference obligation at a firm price) which are matched against outstanding buy or sell requests; 3) once all limit orders have been matched, residual orders are cleared at a level that is within a few points of the mid-market price and this clearing price is used to cash settle any other outstanding payments due to investors.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.

A forward rate agreement involves an obligation to borrow or lend a specific amount of money at a future date at a specific rate. Forward rate agreements are typically settled at maturity not through actual lending or borrowing of money but by a cash payment that represents the difference in the cost of lending as implied in the agreement and the cost of lending in the market for a similar term on the maturity rate.

Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

NON-DIVERSIFICATION RISK. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Aviva Investors North America, Inc.

PORTFOLIO MANAGERS

Kieran Curtis, Fund Manager, has managed the Fund since its inception.

Jerry Brewin, Head of Emerging Market Debt, has managed the Fund since its inception.

Valentina Shan Chen, Junior Fund Manager, has managed the Fund since its inception.

Aaron Grehan, Fund Manager, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

You can open an account with the Fund with a minimum initial investment of $500,000. There is no minimum for subsequent investments.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail at Aviva Investors Emerging Markets Local Currency Bond Fund, P.O. Box 219009 Kansas City, MO 64121-9009 (Express Mail Address: DST Systems, Inc. c/o Aviva Investors Emerging Markets Local Currency Bond Fund, 430 W. 7th Street, Kansas City, MO 64105) or telephone at 1-877-515-4725.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

FOREIGN SECURITY RISK. Investments in securities of foreign issuers can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

DEBT SECURITIES RISK. The market value of debt securities changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

HIGH YIELD BOND RISK. High yield, or non-investment grade, bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Non-investment grade bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of non-investment grade bonds may be more susceptible than other issuers to economic downturns. Non-investment grade bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of non-investment grade bonds is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORE INFORMATION ABOUT THE FUND'S OBJECTIVE AND INVESTMENTS

The investment objective of the Fund is to seek capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries. The investment objective of the Fund may be changed without shareholder approval upon 60 days' prior notice to shareholders.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During adverse market conditions, the Fund may invest its assets in cash or money market instruments that would not ordinarily be consistent with its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective during such adverse market conditions. If the Fund invests in this manner, it may not achieve its investment objective.

This prospectus describes the Fund's principal investment strategies and principal risks, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

INVESTMENT ADVISER

Aviva Investors North America, Inc., an Iowa corporation formed in 1997, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 215 10th Street, Suite 1000, Des Moines, Iowa 50309. As of December 31, 2010, the Adviser had approximately $52 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.60% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses") from exceeding 0.90% as a percentage of the average daily net assets of the Fund's Institutional Class Shares until April 30, 2012. In addition, if it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund's total annual fund operating expenses (less excluded expenses) and 0.90% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which the agreement was in place.


A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Annual Report to Shareholders.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

Kieran Curtis, Fund Manager and Lead Manager of the Fund, has been with the Adviser and/or an affiliate since 2005 and has more than 8 years of investment experience. He is responsible for the management of the Adviser's emerging market local currency bond fund, as well as researching emerging market bond and currency markets. Prior to joining the Adviser, Mr. Curtis was an assistant portfolio manager at Standard Asset Management as part of a team that managed a wide range of emerging market fixed income products including sovereign external debt, corporates and currencies. Mr. Curtis earned a Masters of Biochemistry from Exeter College, Oxford University and holds an Investment Management Certificate (UK).

Jerry Brewin, Head of Emerging Market Debt, has been with the Adviser and/or an affiliate since 1999 and has more than 40 years of investment experience. He is responsible for researching and managing emerging market debt portfolios. Prior to joining the Adviser, Mr. Brewin spent 15 years managing fixed income funds, including 6 years at Citibank and 5 years as head of fixed income for GIC Kuwait. Mr. Brewin also managed an emerging market debt fund at Fortis Bank in Paris and started an emerging market debt hedge fund. In his early career, Mr. Brewin was a treasury manager at Citibank.

Valentina Shan Chen, Junior Fund Manager, has been with the Adviser and/or an affiliate since 2006 and has more than 4 years of investment experience. She is responsible for managing designated emerging market bond portfolios to meet performance targets, and assisting in the management of other emerging market bond portfolios as designated. Prior to joining the Adviser full time, Ms. Chen worked in a university graduate program with the Adviser. Ms. Chen earned an MSc in Economics from Oxford University and a BSc in Economics, Politics and International Relations from Warwick University. She holds an Investment Certificate (UK) and the CFA designation.

Aaron Grehan, Fund Manager, has been with the Adviser and/or an affiliate since 2000 and has more than 10 years of investment experience. He is responsible for management of emerging market bond funds with a concentration in currency. Previously, Mr. Grehan was a Credit Fund Manager with the Liability Driven Fixed Income team managing portfolios of the Adviser's institutional clients in the life, non-life and retirement sectors. Prior to becoming a Fund Manager, Mr. Grehan was an investment analyst for the Liability Driven Fixed Income and Credit teams. He was a portfolio analyst for the Adviser prior to holding such positions. Mr. Grehan holds the Investment Management Certificate (UK) and passed Level III of the CFA examination.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class Shares of the Fund.

Institutional Class Shares are for institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-877-515-4725.

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest By Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name. Make your check payable to "Aviva Investors Emerging Markets Local Currency Bond Fund."

REGULAR MAIL ADDRESS

Aviva Investors Emerging Markets Local Currency Bond Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

DST Systems, Inc.
c/o Aviva Investors Emerging Markets Local Currency Bond Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, call 1-877-515-4725 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA#: 101000695
Aviva Investors Emerging Markets Local Currency Bond Fund
DDA# 9870523965
Ref: Fund name/account name/account number

PURCHASES IN-KIND

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund (or an authorized institution) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays --the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Fund with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot purchase or redeem shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on its primary exchange, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information as related to the securities.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services.
The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

MINIMUM PURCHASES

You can open an account with a minimum initial investment of $500,000. The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments. Shareholders must maintain a minimum account value of $250,000. If your account balance drops below $250,000 because of redemptions, you may be required to sell your shares. The Fund reserves the right to waive the minimum initial investment amount and the minimum account value in its sole discretion.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily NAV or obtain additional information.

FUND NAME                    SHARE CLASS    TICKER SYMBOL    CUSIP    FUND CODE
---------                    -----------    -------------  ---------  ---------
Aviva Investors Emerging    Institutional      AEMQX       00769G790     3357
Markets Local Currency
Bond Fund

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-877-515-4725.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. Certain redemption requests will require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees are required if your address of record or banking instructions have been changed in the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of the shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price of each share will be the NAV next determined after the Fund receives your request.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     REGULAR MAIL ADDRESS

     Aviva Investors Emerging Markets Local Currency Bond Fund
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS

     DST Systems, Inc.
     c/o Aviva Investors Emerging Markets Local Currency Bond Fund 430 West 7th Street
     Kansas City, MO 64105

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-877-515-4725 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $250,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares. The Fund reserves the right to waive the minimum account value requirement in its sole discretion.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange Institutional Class Shares of one Aviva Investors Fund for Institutional Class Shares of another Aviva Investors Fund by writing to or calling the Aviva Investor Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). If shares of the Aviva Emerging Markets Local Currency Bond Fund have been held for less than 30 days, the Fund will deduct a redemption fee of 1.00% on exchanged shares.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund's shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information about how the Fund uses fair value pricing, see "How the Fund Calculates NAV."

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than one (1) "round trip," including exchanges, into or out of the Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund assesses a redemption fee of 1.00% on redemptions by shareholders of Fund shares held for less than 30 days.

     o The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 1.00% redemption fee on redemptions of shares that have been held for less than 30 days. The redemption fee is deducted from the Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to reduce all or a portion of the redemption fee in its discretion when it believes such reduction is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund. Distributions from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                        THE ADVISORS' INNER CIRCLE FUND

                AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY
                                   BOND FUND

INVESTMENT ADVISER

Aviva Investors North America, Inc.
215 10th Street, Suite 1000
Des Moines, Iowa 50309

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated April 19, 2011, includes detailed information about The Advisors' Inner Circle Fund and the Aviva Investors Emerging Markets Local Currency Bond Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-877-515-4725

BY MAIL: Write to us at:
Aviva Investors Emerging Markets Local Currency Bond Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET: www.avivainvestors.us/mutual-funds

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.

                                                                 AVA-PS-008-0100

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                 APRIL 19, 2011

           AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND
                              TICKER SYMBOL: AEMVX

                             INVESTOR CLASS SHARES

                              INVESTMENT ADVISER:
                      AVIVA INVESTORS NORTH AMERICA, INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                            PAGE
INVESTMENT OBJECTIVE .......................................................   1
FUND FEES AND EXPENSES .....................................................   1
PRINCIPAL INVESTMENT STRATEGIES ............................................   2
PRINCIPAL RISKS ............................................................   3
PERFORMANCE INFORMATION ....................................................   6
INVESTMENT ADVISER .........................................................   6
PORTFOLIO MANAGERS .........................................................   6
PURCHASE AND SALE OF FUND SHARES ...........................................   7
TAX INFORMATION ............................................................   7
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
     INTERMEDIARIES ........................................................   7
MORE INFORMATION ABOUT RISK ................................................   8
MORE INFORMATION ABOUT THE FUND'S OBJECTIVE
     AND INVESTMENTS .......................................................   8
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................   9
INVESTMENT ADVISER .........................................................   9
PORTFOLIO MANAGERS .........................................................  10
PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................  11
SHAREHOLDER SERVICING ARRANGEMENTS .........................................  17
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  18
OTHER POLICIES .............................................................  18
DIVIDENDS AND DISTRIBUTIONS ................................................  21
DISTRIBUTION OF FUND SHARES ................................................  22
TAXES ......................................................................  22
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ....................... Back Cover

AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND

INVESTMENT OBJECTIVE

The Aviva Investors Emerging Markets Local Currency Bond Fund (the "Fund") seeks capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if           1.00%
redeemed within 30 days of purchase)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees                                                   0.60%
Distribution (12b-1) Fees                                         0.25%
Other Expenses(1)                                                 0.80%
Total Annual Fund Operating Expenses                              1.65%
Less Fee Reductions and/or Expense Reimbursements                (0.50%)
Total Annual Fund Operating Expenses After Fee                    1.15%
Reductions and/or Expense Reimbursements(2)

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.15% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement
     (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2012, and
     (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR           3 YEARS
                           ------           -------
                            $117             $459

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market bonds denominated in emerging market currencies. This investment policy may be changed upon 60 days' prior notice to shareholders.

The Fund's emerging market bond investments include debt securities issued by emerging market governments, their agencies and instrumentalities ("quasi-governmental") and emerging market corporate issuers, as well as Eurobonds and other debt securities issued by supranational organizations that are denominated in emerging markets currencies. Aviva Investors North America, Inc. (the "Adviser"), the Fund's investment adviser, considers an emerging market country to be generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of and headquartered in, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or
(iii) the company has at least 50% of its assets in the country. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

The Fund may invest without limit in emerging market countries that have sovereign ratings below investment grade or are unrated, and the corporate debt securities in which the Fund invests may be rated below investment grade (commonly known as "high-yield" or "junk" bonds). In addition, the Fund may use derivatives such as futures, options, swaps (including interest rate, credit default and cross-currency swaps), options on swaps, forward rate agreements and forward currency contracts to manage the Fund's currency and risk exposure.



In selecting investments for the Fund, the Adviser seeks to construct a portfolio of securities to be held over a relatively long term investment horizon. The Adviser evaluates emerging markets and their issuers through a combination of country analysis, global macroeconomic analysis, quantitative analysis and yield curve comparisons, with the aim of making investments with optimal risk-reward profiles. The Adviser also gives consideration to the composition of various emerging markets debt indices, including the Fund's benchmark, the Barclays Emerging Markets Local Currency Government Diversified Index. In conducting its country analysis, the Adviser seeks to identify changes in the credit quality of emerging market countries and to highlight opportunities for adding value to the Fund's portfolio by increasing exposures to certain countries and avoiding others. The Adviser also seeks to identify global macroeconomic themes that may affect emerging markets, such as price movements in commodities and changes in currency rates against major currencies. The Adviser uses quantitative analysis to evaluate long-term, short-term and technical factors to identify the most attractive investments. Finally, the Adviser conducts yield curve comparisons through the screening and monitoring of the investible universe.

Generally, securities are sold: (i) when the credit quality of an issuer has deteriorated; (ii) when the Adviser's analyses of a security has changed; (iii) incrementally to exit semi-liquid positions to take profits; or (iv) when the Adviser believes another security provides a superior investment alternative.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed and based on only a few industries. Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging market securities may experience limited trading, may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

INTEREST RATE RISK. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

DERIVATIVES RISK. The Fund may use derivatives, including futures, options, forward currency contracts, swaps, options on swaps and forward rate agreements to manage the Fund's currency exposure, change the Fund's risk exposure or maximize positive returns. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Once a credit event has been determined, an auction may be held to determine the recovery price at which investors will be compensated. The auction takes place in three steps: 1) dealers submit prices at which they would buy and sell the reference debt obligation and dealers who submit crossing prices must trade at those prices while the remaining prices are used to calculate a mid-market price; 2) dealers then submit limit orders (orders to buy or sell an amount of the reference obligation at a firm price) which are matched against outstanding buy or sell requests; 3) once all limit orders have been matched, residual orders are cleared at a level that is within a few points of the mid-market price and this clearing price is used to cash settle any other outstanding payments due to investors.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.

A forward rate agreement involves an obligation to borrow or lend a specific amount of money at a future date at a specific rate. Forward rate agreements are typically settled at maturity not through actual lending or borrowing of money but by a cash payment that represents the difference in the cost of lending as implied in the agreement and the cost of lending in the market for a similar term on the maturity rate.

Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

NON-DIVERSIFICATION RISK. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Aviva Investors North America, Inc.

PORTFOLIO MANAGERS

Kieran Curtis, Fund Manager, has managed the Fund since its inception.

Jerry Brewin, Head of Emerging Market Debt, has managed the Fund since its inception.

Valentina Shan Chen, Junior Fund Manager, has managed the Fund since its inception.

Aaron Grehan, Fund Manager, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

You can open an account with the Fund with a minimum initial investment of $5,000, including for individual retirement accounts ("IRAs"). There is no minimum for subsequent investments.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail at Aviva Investors Emerging Markets Local Currency Bond Fund, P.O. Box 219009 Kansas City, MO 64121-9009 (Express Mail Address: DST Systems, Inc. c/o Aviva Investors Emerging Markets Local Currency Bond Fund, 430 W. 7th Street, Kansas City, MO 64105) or telephone at 1-877-515-4725.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

FOREIGN SECURITY RISK. Investments in securities of foreign issuers can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

DEBT SECURITIES RISK. The market value of debt securities changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

HIGH YIELD BOND RISK. High yield, or non-investment grade, bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Non-investment grade bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of non-investment grade bonds may be more susceptible than other issuers to economic downturns. Non-investment grade bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of non-investment grade bonds is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORE INFORMATION ABOUT THE FUND'S OBJECTIVE AND INVESTMENTS

The investment objective of the Fund is to seek capital growth and income by investing in local currencies and bonds of issuers in worldwide emerging market countries. The investment objective of the Fund may be changed without shareholder approval upon 60 days' prior notice to shareholders.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During adverse market conditions, the Fund may invest its assets in cash or money market instruments that would not ordinarily be consistent with its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective during such adverse market conditions. If the Fund invests in this manner, it may not achieve its investment objective.

This prospectus describes the Fund's principal investment strategies and principal risks, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

INVESTMENT ADVISER

Aviva Investors North America, Inc., an Iowa corporation formed in 1997, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 215 10th Street, Suite 1000, Des Moines, Iowa 50309. As of December 31, 2010, the Adviser had approximately $52 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.60% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% as a percentage of the average daily net assets of the Fund's Investor Class Shares until April 30, 2012. In addition, if it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund's total annual fund operating expenses (less excluded expenses) and 1.15% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which the agreement was in place.


A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Annual Report to Shareholders.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

Kieran Curtis, Fund Manager and Lead Manager of the Fund, has been with the Adviser and/or an affiliate since 2005 and has more than 8 years of investment experience. He is responsible for the management of the Adviser's emerging market local currency bond fund, as well as researching emerging market bond and currency markets. Prior to joining the Adviser, Mr. Curtis was an assistant portfolio manager at Standard Asset Management as part of a team that managed a wide range of emerging market fixed income products including sovereign external debt, corporates and currencies. Mr. Curtis earned a Masters of Biochemistry from Exeter College, Oxford University and holds an Investment Management Certificate (UK).

Jerry Brewin, Head of Emerging Market Debt, has been with the Adviser and/or an affiliate since 1999 and has more than 40 years of investment experience. He is responsible for researching and managing emerging market debt portfolios. Prior to joining the Adviser, Mr. Brewin spent 15 years managing fixed income funds, including 6 years at Citibank and 5 years as head of fixed income for GIC Kuwait. Mr. Brewin also managed an emerging market debt fund at Fortis Bank in Paris and started an emerging market debt hedge fund. In his early career, Mr. Brewin was a treasury manager at Citibank.

Valentina Shan Chen, Junior Fund Manager, has been with the Adviser and/or an affiliate since 2006 and has more than 4 years of investment experience. She is responsible for managing designated emerging market bond portfolios to meet performance targets, and assisting in the management of other emerging market bond portfolios as designated. Prior to joining the Adviser full time, Ms. Chen worked in a university graduate program with the Adviser. Ms. Chen earned an MSc in Economics from Oxford University and a BSc in Economics, Politics and International Relations from Warwick University. She holds an Investment Certificate (UK) and the CFA designation.

Aaron Grehan, Fund Manager, has been with the Adviser and/or an affiliate since 2000 and has more than 10 years of investment experience. He is responsible for management of emerging market bond funds with a concentration in currency. Previously, Mr. Grehan was a Credit Fund Manager with the Liability Driven Fixed Income team managing portfolios of the Adviser's institutional clients in the life, non-life and retirement sectors. Prior to becoming a Fund Manager, Mr. Grehan was an investment analyst for the Liability Driven Fixed Income and Credit teams. He was a portfolio analyst for the Adviser prior to holding such positions. Mr. Grehan holds the Investment Management Certificate (UK) and passed Level III of the CFA examination.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Investor Class Shares of the Fund.

Investor Class Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-877-515-4725.

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest By Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name. Make your check payable to "Aviva Investors Emerging Markets Local Currency Bond Fund."

REGULAR MAIL ADDRESS

Aviva Investors Emerging Markets Local Currency Bond Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

DST Systems, Inc.
c/o Aviva Investors Emerging Markets Local Currency Bond Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, call 1-877-515-4725 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA#: 101000695
Aviva Investors Emerging Markets Local Currency Bond Fund
DDA# 9870523965
Ref: Fund name/account name/account number

PURCHASES IN-KIND

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash.

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR "ACH")

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $500 monthly, $1,250 quarterly, $2,500 semi-annually or $5,000 annually. To cancel or change a plan, write to the Fund at: Aviva Investors Emerging Markets Local Currency Bond Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009, (Express Mail Address:
430 West 7th Street, Kansas City, MO 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund (or an authorized institution) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays --the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Fund with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot purchase or redeem shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on its primary exchange, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information as related to the securities.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services.
The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

MINIMUM PURCHASES


The minimum initial investment for an IRA account is $5,000, unless you choose to invest through the Automatic Investment Plan (please see the "Automatic Investment Plan"), for which the minimum initial investment is $500. The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments. Shareholders must maintain a minimum account value of $5,000. If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Fund reserves the right to waive the minimum initial investment amount and the minimum account value in its sole discretion.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase Investor Class Shares, check daily NAV or obtain additional information.

 FUND NAME                   SHARE CLASS   TICKER SYMBOL     CUSIP     FUND CODE
 ---------                   -----------   -------------   ---------   ---------
 Aviva Investors Emerging     Investor        AEMVX        00769G782     3356
 Markets Local Currency
 Bond Fund

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-877-515-4725.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. Certain redemption requests will require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees are required if your address of record or banking instructions have been changed in the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of the shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price of each share will be the NAV next determined after the Fund receives your request.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     REGULAR MAIL ADDRESS

     Aviva Investors Emerging Markets Local Currency Bond Fund
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS

     DST Systems, Inc.
     c/o Aviva Investors Emerging Markets Local Currency Bond Fund 430 West 7th Street
     Kansas City, MO 64105

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-877-515-4725 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $25,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service you must complete the appropriate sections of the account application and mail it to the Fund.

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares. The Fund reserves the right to waive the minimum account value requirement in its sole discretion.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange Investor Class Shares of one Aviva Investors Fund for Investor Class Shares of another Aviva Investors Fund by writing to or calling the Aviva Investor Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). If shares of the Aviva Emerging Markets Local Currency Bond Fund have been held for less than 30 days, the Fund will deduct a redemption fee of 1.00% on exchanged shares.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund's shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information about how the Fund uses fair value pricing, see "How the Fund Calculates NAV."

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than one (1) "round trip," including exchanges, into or out of the Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund assesses a redemption fee of 1.00% on redemptions by shareholders of Fund shares held for less than 30 days.

     o The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 1.00% redemption fee on redemptions of shares that have been held for less than 30 days. The redemption fee is deducted from the Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to reduce all or a portion of the redemption fee in its discretion when it believes such reduction is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund. Distributions from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Investor Class Shares that allows the Fund to pay distribution fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee is 0.25% of the Investor Class Shares' average daily net assets.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                        THE ADVISORS' INNER CIRCLE FUND

           AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND

INVESTMENT ADVISER

Aviva Investors North America, Inc.
215 10th Street, Suite 1000
Des Moines, Iowa 50309

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated April 19, 2011, includes detailed information about The Advisors' Inner Circle Fund and the Aviva Investors Emerging Markets Local Currency Bond Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-877-515-4725

BY MAIL: Write to us at:
Aviva Investors Emerging Markets Local Currency Bond Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET: www.avivainvestors.us/mutual-funds

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.

                                                                 AVA-PS-007-0100

                      STATEMENT OF ADDITIONAL INFORMATION

           AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND

                       INSTITUTIONAL CLASS SHARES (AEMQX)
                         INVESTOR CLASS SHARES (AEMVX)

                EACH A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                 APRIL 19, 2011

                              INVESTMENT ADVISER:
                      AVIVA INVESTORS NORTH AMERICA, INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Aviva Investors Emerging Markets Local Currency Bond Fund ("Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectuses dated April 19, 2011 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Shareholders may obtain a Prospectus free of charge by writing to the Trust at P.O. Box 219009, Kansas City, Missouri, 64121-9009 or by calling toll free 1-877-515-4725.


                               TABLE OF CONTENTS

THE TRUST ..................................................................   1
DESCRIPTION OF PERMITTED INVESTMENTS .......................................   1
INVESTMENT LIMITATIONS .....................................................  26
THE ADVISER ................................................................  28
THE PORTFOLIO MANAGERS .....................................................  29
THE ADMINISTRATOR ..........................................................  30
THE DISTRIBUTOR ............................................................  30
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  31
THE TRANSFER AGENT .........................................................  32
THE CUSTODIAN ..............................................................  32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................  32
LEGAL COUNSEL ..............................................................  32
TRUSTEES AND OFFICERS OF THE TRUST .........................................  34
PURCHASING AND REDEEMING SHARES ............................................  40
DETERMINATION OF NET ASSET VALUE ...........................................  40
TAXES ......................................................................  41
FUND TRANSACTIONS ..........................................................  44
PORTFOLIO HOLDINGS .........................................................  46
DESCRIPTION OF SHARES ......................................................  47
SHAREHOLDER LIABILITY ......................................................  47
LIMITATION OF TRUSTEES' LIABILITY ..........................................  47
PROXY VOTING ...............................................................  47
CODE OF ETHICS .............................................................  48
5% AND 25% SHAREHOLDERS ....................................................  48
APPENDIX A -- RATINGS ...................................................... A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES ......................... B-1

April 19, 2011                                                   AVA-SX-003-0100

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Institutional Class Shares and Investor Class Shares The different classes provide for variations in certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the Prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on shareholder servicing and distribution expenses, see "The Distributor."

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate the Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Trust's Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

NON-DIVERSIFICATION. The Fund is non-diversified, as that term is defined in the 1940 Act, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Fund be diversified (i.e., will not invest more than 5% of its assets in the securities in any one issuer) with respect to 50% of its assets.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund's investment objective and principal investment strategies are described in the Prospectuses. The following information supplements, and should be read in conjunction with, the Prospectuses. The following are descriptions of permitted investments and investment practices of the Fund and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and as permitted by its stated investment policies.

FIXED INCOME SECURITIES

Fixed income securities, otherwise known as debt securities, consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Issuers use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES -- The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.


EXCHANGE-TRADED NOTES. The Fund may invest in exchange-traded notes. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.


CORPORATE BONDS -- Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Fund's investment managers will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

RISKS OF MORTGAGE-BACKED SECURITIES -- Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences of mortgage-backed securities are:

     o payments of interest and principal are more frequent (usually monthly); and

     o falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate.

In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES -- These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

MORTGAGE PASS-THROUGH SECURITIES -- The Fund may invest in mortgage pass-through securities. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

Most transactions in mortgage pass-through securities occur through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund may use TBA transactions in several ways. For example, the Fund may enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll" the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The Fund's use of "TBA rolls" may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Fund described herein.

The Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements, commercial paper (including asset-backed commercial paper) or other high-quality, liquid short-term instruments, which may include money market funds affiliated with the Adviser.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") -- CMOs are one type of mortgage-backed security, which were first introduced in the early 1980's. CMOs generally retain many of the yield and credit quality characteristics as mortgage pass-through securities, while reducing some of the disadvantages of pass-throughs. CMOs may be backed by several types of varying mortgage collateral. The most prevalent types of collateral are: U.S. agency (e.g., GNMA, FNMA, or FHLMC) guaranteed mortgage pass-through securities, non-agency guaranteed mortgage loans, and commercial mortgage loans.

Some CMOs are also characterized as a Real Estate Mortgage Investment Conduit ("REMIC"). A REMIC is a CMO that qualifies for special tax treatment under the U.S. Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

A key difference between traditional mortgage pass-through securities and CMOs is the mechanics of the principal payment process. Unlike pass-through securities, which simply pay a pro rata distribution of any principal and interest payments from the underlying mortgage collateral, CMOs are structured into multiple classes, each bearing a different stated maturity and each potentially having different credit rating levels. Each class of CMO, often referred to as a "tranche", may be issued with a specific fixed interest rate or may pay a variable interest rate, which may change monthly. Each tranche must be fully retired by its final distribution date. Generally, all classes of CMOs pay or accrue interest monthly similar to pass-through securities.

The credit risk of all CMOs are not identical and must be assessed on a security by security basis. Generally, the credit risk of CMOs are heavily dependent upon the type of collateral backing the security. For example, a CMO collateralized by U.S. agency guaranteed pass-through securities will have a different credit risk profile compared to a CMO collateralized by commercial mortgage loans. Investing in the lowest tranche of CMO or REMIC certificates often involves risk similar to those associated with investing in non-investment grade rated corporate bonds. Additionally, CMOs may at times be less liquid than a regular mortgage pass-through security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") -- GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") -- FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FREDDIE MAC -- Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS -- Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

SHORT-TERM INVESTMENTS -- To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS
The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:


o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

COMMERCIAL PAPER -- Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A -- Ratings" for a description of commercial paper ratings.

YANKEE BONDS -- Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS -- These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY -- Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

The Fund that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt security held by the Fund, with the maturity of each security weighted by the percentage of the assets of the Fund it represents.

DURATION -- Duration is a calculation that seeks to measure the price sensitivity of a debt security, or the Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES -- The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o    INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

o    PREPAYMENT RISK

This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o    EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o    CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Fund's investment managers may determine that it is of investment-grade. The Fund's investment managers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently uses ratings compiled by Moody's, S&P and Fitch Inc. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

The section "Appendix A -- Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Fund's investment managers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The Fund's investment managers monitor the rating of the security and will take such action, if any, it believes appropriate when it learns that a rating agency has reduced the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o Factors affecting an entire industry, such as increases in production costs; and

o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL- AND MEDIUM-SIZED COMPANIES - Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

FOREIGN SECURITIES

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. Consistent with their respective investment strategies, the Fund can invest in foreign securities in a number of ways, including:

     o They can invest directly in foreign securities denominated in a foreign currency;

     o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     o    They can invest in investment funds.

TYPES OF FOREIGN SECURITIES:

AMERICAN DEPOSITARY RECEIPTS (ADRS) -- ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer 's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS -- An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

SOVEREIGN DEBT OBLIGATIONS - Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

INVESTMENT FUNDS -- Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS -- Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION -- There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK -- The Fund's investment managers anticipate that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the United States;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK -- While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES -- Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS -- When the Fund invests in securities in emerging markets, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The interpretation and application of decrees and legislative acts in emerging market countries can be often contradictory and uncertain particularly in respect of matters relating to taxation. Legislation could be imposed retrospectively or may be issued in the form of internal regulations not generally available to the public. In addition, judicial independence and political neutrality cannot be guaranteed. State bodies and judges may not adhere to the requirements of the law and the relevant contract. There is no certainty that investors will be compensated in full or at all for any damage incurred. Recourse through the legal system may be lengthy and protracted. Furthermore, the legislative framework in some markets is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. Consequently the courts in such markets may consider that any nominee or custodian as registered holder of securities would have full ownership thereof and that a beneficial owner may have no rights whatsoever in respect thereof.

Settlement and custody systems in emerging markets arenot as well developed as those in developed markets. Standards may not be as high and supervisory and regulatory authorities not as sophisticated. As a result there may be risks that settlement may be delayed and that cash or securities could be disadvantaged.

EASTERN EUROPE/ EU CONVERGENCE COUNTRIES -Certainmarkets in the EU Convergence countries and Eastern Europe present specific risks in relation to the settlement and safekeeping of securities. These risks result from the fact that physical securities may not exist in certain countries (such as Russia). As a consequence, the ownership of securities is evidenced only on the issuer's register of shareholders. Each issuer is responsible for the appointment of its own registrar.

CHINA -Under the prevailing regulations in the People's Republic of China ("PRC"), foreign investors can invest in Chinese securitiesthrough institutions that have obtained Qualified Foreign Institutional Investor ("QFII") status in the PRC. The current QFII regulations impose strict restrictions (such as investment guidelines) on Chinese investments.

In extreme circumstances, the Fund may incur losses due to limited investment capabilities, or may not be able to fully implement or pursue its investment objectives or strategy, due to QFII investment restrictions, illiquidity of themarket, and/or delay or disruption in execution of trades or in settlement of trades.

Investments by the Fund in Chinese securities and other permissible securities denominated in Renminbi will be made through the QFII in Renminbi. The Fund will be exposed to any fluctuation in the exchange rate between the reference currency of the Fund and the Renminbi in respect of such investments.

RUSSIA - In the case of Russia, there is a broad geographic distribution of several thousand registrars across the country. Russia's Federal Commission for Securities and Capital Markets (the "Commission") has defined the responsibilities for registrar activities, including what constitutes evidence of ownership and transfer procedures. However, difficulties in enforcing the Commission's regulations mean that the potential for loss or error still remains and there is no guarantee that the registrars will act according to the applicable laws and regulations.

Generally accepted industry practices are still in the process of being established. When registration occurs, the registrar produces an extract of the register of shareholders as at that particular point in time. Ownership of Shares is vested in the records of the registrar but is not evidenced by the possession of an extract of the register of shareholders. The extract is only evidence that registration has taken place. It is not negotiable and has no intrinsic value.

The aforesaid risks in relation to safekeeping of securities in Russia may exist, in a similar manner, in other Eastern European and emerging countries in which the Fund may invest.

CORPORATE LOANS. Corporate loans are negotiated and underwritten by a bank or syndicate of banks and other institutional investors. A Fund may acquire an interest in corporate loans through the primary market by acting as one of a group of lenders of a corporate loan. The primary risk in an investment in corporate loans is that the borrower may be unable to meet its interest and/or principal payment obligations. The occurrence of such a default with regard to a corporate loan in which a Fund had invested would have an adverse affect on the Fund's net asset value. In addition, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and in the Fund's net asset value. Other factors, such as rating downgrades, credit deterioration, or large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity could reduce the value of loans, impairing the Fund's net asset value. Corporate loans in which a Fund may invest may be collateralized or uncollateralized and senior or subordinate. Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in corporate loans which hold a more senior position in the borrower's capital structure or that are secured with collateral.

In the case of collateralized senior loans, however, there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower's payment obligation or that the collateral can or will be liquidated. As a result, a Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and its net asset value. In the event of bankruptcy, liquidation may not occur and the court may not give lenders the full benefit of their senior positions. If the terms of a senior loan do not require the borrower to pledge additional collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower.

A Fund may also acquire an interest in corporate loans by purchasing participations ("Participations") in and assignments ("Assignments") of portions of corporate loans from third parties. By purchasing a Participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Participations typically will result in a Fund's having a contractual relationship only with the lender and not the borrower. A Fund will have the right to receive payments or principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation.

When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the lender from which the Fund is purchasing the Assignments.

A Fund may acquire corporate loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which a Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

In addition, a Fund may have difficulty disposing of its investments in corporate loans. The liquidity of such securities is limited and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund's ability to dispose of particular loans or Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for corporate loans may also make it more difficult for a Fund to assign a value to those securities for purposes of valuing the Fund's investments and calculating its net asset value.

FUTURES AND OPTIONS TRANSACTIONS
FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a commodity at a specified future time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A futures contract on a security index is generally cash settled based on the difference between the index value at the expiration of the contract and the price at which the futures contract was originally purchased. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. The Fund may use futures contracts and related options for: hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Commodity Futures Trading Commission ("CFTC") Rule 4.5. The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act ("CEA").

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sell an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover their position, the Fund may segregate (and marked-to-market on a daily basis), cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period in the case of an American option, at the end of the option period in the case of a European option or at multiple pre-determined points during the option period in the case of a Bermudan option. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract.

o    PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.


o    SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o    OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o    OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o    COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

     o Are traded in the inter-bank markets conducted directly between currencytraders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     o    Do not require an initial margin deposit.

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

o    NON-DELIVERABLE FORWARDS

     o A non-deliverable forward is similar to a forward foreign currency exchange contract but is usually written on currencies where free payment between investors is restricted in some way. Rather than settling the contracts at maturity by making actual payments in each currency, a "fixing rate" is determined usually by taking the average traded spot exchange rate over a pre-determined period two trading days before the maturity date of the contract. Fixing rates are usually standardized and published on Reuters or Bloomberg.

FORWARD RATE AGREEMENT -- A forward rate agreement (FRA) involves an obligation to borrow or lend a specific amount of money at a future date at a specific rate. FRAs are typically settled at maturity not through the actual lending or borrowing of money but by a cash payment that represents the differences in the cost of lending as implied by the agreement and the cost of lending in the market for a similar term on the maturity date. FRAs are typically used to hedge against adverse movements in short term interest rates.

FOREIGN CURRENCY HEDGING STRATEGIES -- A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

To the extent that a Fund engages in foreign currency hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

SWAP AGREEMENTS -- Permitted swap agreements may include, but are not limited to, total return swaps, index swaps, interest rate swaps, currency swaps, and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

o CAPS, COLLARS AND FLOORS - Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor," and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

o CREDIT DEFAULT SWAPS - Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation or make a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities of such debt obligation from the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

     o INTEREST RATE SWAPS - Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

          Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

     o SWAPTIONS - The Fund may also invest in swaptions. A swaption is an agreement that gives the holder, in exchange for an option premium, the right (but not the obligation) to enter into an interest rate swap at a present rate within a specified period of time.

     o CURRENCY SWAPS - Another form of swap agreement is a currency swap. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

Most swap agreements (but generally not credit default swaps) entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the mark-to-market of the credit default swap, which represents the Fund's exposure under the agreement.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Similarly, if a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition, the Fund may enter into financial instruments with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

CORRELATION OF PRICES - The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     o Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o    Have to purchase or sell the instrument underlying the contract;

     o    Not be able to hedge its investments; and

     o    Not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o The facilities of the exchange may not be adequate to handle current trading volume;

     o Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o Investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK - At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too high, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates its price, you may not receive the full market value for your Fund shares when you sell.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     o    actual and anticipated changes in interest rates;

     o    fiscal and monetary policies; and

     o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

DELIVERY RISK -- Where swap transactions are used to gain exposure to overseas fixed income markets that would be otherwise inaccessible then under certain conditions the counterparty usually has the option to deliver the underlying security to the fund following a short notice period. These conditions include, but may not exclusively be a credit event relating to, the underlying security or a change in regulations that makes it impossible for the counterparty to repatriate cashflows from the underlying security.

ILLIQUID SECURITIES
The Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

Under current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Adviser.

MONEY MARKET SECURITIES
Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Ratings Service ("S&P") or Moody's Investor Service ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Ratings" to this SAI.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under
Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund does not invest in repurchase agreements with respect to more than 33 1/3% of its total assets. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intend to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will in each instance establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. The Fund does not engage in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Claymore, Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the Fund's investment objective(s), the following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

The Fund may not:

1. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. The Fund may not borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that obligate the Fund to purchase securities, require the Fund to segregate assets, or otherwise require the Fund to cover or offset a position are not considered to be borrowing. Asset coverage of at least 300% is required for borrowings, except where the Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

3. The Fund may not change its investment strategy to invest at least 80% of its net assets in emerging market bonds denominated in emerging market currencies without 60 days prior written notice to shareholders.


Except with respect to the Fund's policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC staff has defined concentration as investing more than 25% of an investment company's net assets in an industry or group of industries, with certain exceptions. The Fund may, at any time, invest more than 25% of its assets in securities issued by the Federal government or its agencies and instrumentalities, and/or state governments and their political sub-divisions, as the SEC Staff does not consider such entities to be the members of any industry. In addition, securities issued or guaranteed by foreign governments or their agencies or instrumentalities, or by supranational entities are not considered to be the securities of issuers in a single industry.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets. The Fund will not pledge, mortgage or hypothecate more than 33 1/3% of the Fund's total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as short sales, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in commodities or real estate. The Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

GENERAL. The Adviser, Aviva Investors North America, Inc., is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 1997 as an Iowa corporation. As of December 31, 2010, the Adviser had approximately $52 billion in assets under management. The Adviser's principal business address is 215 10th Street, Suite 1000, Des Moines, Iowa 50309.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance or gross negligence in the performance of its duties hereunder or its negligent disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).


ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses of the Fund to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding the following amounts, until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (less excluded expenses) and the amounts listed below for the Fund to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

--------------------------------------------------------------------------------
              FUND                       INVESTOR        INSTITUTIONAL
--------------------------------------------------------------------------------
Emerging Markets Local Currency           1.15%               0.90%
Bond Fund
--------------------------------------------------------------------------------

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio managers are compensated.

COMPENSATION. The Adviser compensates the portfolio managers for their management of the Fund. The portfolio managers' compensation consists of a combination of salary and bonus. Each portfolio manager's bonus is calculated based on balanced scorecard evaluation based on Adviser, Business Unit and individual goals. Part of a portfolio manager's balanced scorecard will include performance related to the applicable Fund managed by that portfolio manager. The Fund's portfolio managers will not be dedicated solely to the management of that Fund. At inception of the Fund, the Fund will represent a small percentage of the assets managed by the portfolio managers. The Adviser has trading policies in place to ensure that the portfolio managers compensation will neither favor nor disfavor the Fund versus any other managed by the portfolio managers.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). Because the Fund is new, as of the date of this SAI, none of the portfolio managers beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information provided below is as of March 31, 2011.

-----------------------------------------------------------------------------------------------
                         REGISTERED
                    INVESTMENT COMPANIES           OTHER POOLED
                    (EXCLUDING THE FUND)       INVESTMENT VEHICLES          OTHER ACCOUNTS
                  ------------------------  ------------------------   ------------------------
                  NUMBER OF                 NUMBER OF   TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
    NAME          ACCOUNTS   TOTAL ASSETS   ACCOUNTS     (MILLIONS)    ACCOUNTS     (MILLIONS)
-----------------------------------------------------------------------------------------------
Jerry Brewin         0           $0            1            $850           2           $161
-----------------------------------------------------------------------------------------------
Kieran Curtis        0           $0            2           $1,726          1            97
-----------------------------------------------------------------------------------------------
Valentina Shan       0           $0            0             $0            0            $0
Chen
-----------------------------------------------------------------------------------------------
Aaron Grehan         0           $0            0             $0            0            $0
-----------------------------------------------------------------------------------------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of a Fund's trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund's. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement for the Fund, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.08% of the first $1 billion of average daily net assets of the Aviva Fund complex, 0.07% of the next $2 billion of average daily net assets of the Aviva Fund complex, and 0.06% of average daily net assets of the Aviva Fund complex over $3 billion.

     o Notwithstanding the foregoing, until July 1, 2011, the Administrator is entitled to a minimum annual fee of $75,000 multiplied by the number of Funds in the Aviva Fund complex, the aggregate amount of which is allocated to each Aviva Fund based on its net assets. After July 1, 2011, the minimum annual fee will be $100,000 multiplied by the number of funds in the Aviva Fund complex, the aggregate amount of which will be allocated to each Aviva Fund based on its net assets.

     o For each additional class of shares of a fund established after the initial two (2) classes of shares per fund, the Aviva Fund complex will be subject to an additional minimum annual fee of $15,000 per class.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Investor Class Shares of the Fund pay the Distributor a maximum annual fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provisions of shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

Union Bank, NA., 350 California Street, 6(th) Floor, San Francisco, CA 94104 (the "Custodian"), serves as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-today management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Robert Nesher                 Chairman of      SEI employee 1974 to           Trustee of The Advisors' Inner Circle Fund II,
(08/17/46)                    the Board of     present; currently performs    Bishop Street Funds, SEI Daily Income Trust,
                              Trustees(1)      various services on behalf     SEI Institutional International Trust, SEI
                              (since 1991)     of SEI Investments for         Institutional Investments Trust, SEI
                                               which Mr. Nesher is            Institutional Managed Trust, SEI Liquid
                                               compensated. President and     Asset Trust, SEI Asset Allocation Trust and
                                               Director of SEI Opportunity    SEI Tax Exempt Trust. President and Director
                                               Fund, L.P. and SEI             of SEI Opportunity Fund, L.P. and SEI
                                               Structured Credit Fund, LP.    Structured Credit Fund L.P. Director of SEI
                                               President and Chief            Global Master Fund plc, SEI Global Assets Fund
                                               Executive Officer of SEI       plc, SEI Global Investments Fund plc, SEI
                                               Alpha Strategy Portfolios,     Investments -- Global Funds Services, Limited,
                                               LP, June 2007 to present.      SEI Investments Global, Limited, SEI Investments
                                                                              (Europe) Ltd., SEI Investment -- Unit Trust
                                                                              Management (UK) Limited, SEI Multi-Strategy
                                                                              Funds PLC, SEI Global Nominee Ltd. and SEI
                                                                              Alpha Strategy Portfolios, L.P.
----------------------------------------------------------------------------------------------------------------------------
William M. Doran              Trustee(1)       Self-Employed Consultant       Trustee of The Advisors' Inner Circle Fund II,
(05/26/40)                    (since 1992)     since 2003. Partner at         Bishop Street Funds, SEI Daily Income Trust,
                                               Morgan, Lewis & Bockius LLP    SEI Institutional International Trust, SEI
                                               (law firm) from 1976 to        Institutional Investments Trust, SEI
                                               2003. Counsel to the           Institutional Managed Trust, SEI Liquid
                                               Trust, SEI Investments, SIMC,  Asset Trust, SEI Asset Allocation Trust
                                               the Administrator and the      and SEI Tax Exempt Trust. Director of SEI
                                               Distributor.                   Alpha Strategy Portfolios, LP. Director of
                                                                              SEI Investments (Europe), Limited, SEI
                                                                              Investments--Global Funds Services, Limited,
                                                                              SEI Investments Global, Limited, SEI
                                                                              Investments (Asia), Limited and SEI Asset
                                                                              Korea Co., Ltd. Director of the Distributor
                                                                              since 2003.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom            Trustee          Self-Employed Business         Trustee of The Advisors' Inner Circle Fund II
(08/20/34)                    (since 2005)     Consultant, Business           and Bishop Street Funds; Director of Oregon
                                               Projects Inc.                  Transfer Co.
                                               since 1997.
----------------------------------------------------------------------------------------------------------------------------
John K. Darr                  Trustee          Retired. CEO, Office of        Trustee of The Advisors' Inner Circle Fund II
(08/17/44)                    (since 2008)     Finance, Federal Home Loan     and Bishop Street Funds, Director of Federal
                                               Bank, from 1992 to 2007.       Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                              (non-profit developer of affordable housing
                                                                              for ownership).
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson           Trustee          Retired. Private Investor      Trustee of The Advisors' Inner Circle Fund II,
(03/01/42)                    (since 2005)     since 1994.                    Bishop Street Funds, SEI Asset Allocation
                                                                              Trust, SEI Daily Income Trust, SEI Institutional
                                                                              International Trust, SEI Institutional Managed
                                                                              Trust, SEI Institutional Investments Trust,
                                                                              SEI Liquid Asset Trust, SEI Tax Exempt Trust
                                                                              and SEI Alpha Strategy Portfolios, LP. Director,
                                                                              Federal Agricultural Mortgage Corporation
                                                                              (Farmer Mac) since 1997.
----------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian            Trustee          Vice President, Compliance,    Trustee of The Advisors' Inner Circle Fund II
(01/23/43)                    (since 2005)     AARP Financial Inc. from       and Bishop Street Funds.
                                               2008 to 2010. Self-Employed
                                               Legal and Financial Services
                                               Consultant since 2003.
                                               Counsel (in-house) for
                                               State Street Bank from 1995
                                               to 2003.
----------------------------------------------------------------------------------------------------------------------------
James M. Storey               Trustee          Attorney, Solo Practitioner    Trustee/Director of The Advisors' Inner
(04/12/31)                    (since 1994)     since 1994.                    Circle Fund II, Bishop Street Funds, U.S.
                                                                              Charitable Gift Trust, SEI Daily Income
                                                                              Trust, SEI Institutional International Trust,
                                                                              SEI Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid Asset
                                                                              Trust, SEI Asset Allocation Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              L.P.
----------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee          Self-employed Consultant,      Trustee/Director of State Street Navigator
(11/13/42)                    (since 1999)     Newfound Consultants Inc.      Securities Lending Trust, The Advisors'
                                               since April 1997.              Inner Circle Fund II, Bishop Street Funds, SEI
                                                                              Opportunity Fund, L.P., SEI Structured
                                                                              Credit Fund, LP, SEI Daily Income Trust, SEI
                                                                              Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid
                                                                              Asset Trust, SEI Asset Allocation Trust, SEI
                                                                              Tax Exempt Trust and SEI Alpha Strategy
                                                                              Portfolios, LP; member of the independent
                                                                              review committee for SEI's Canadian-registered
                                                                              mutual funds.
----------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Darr, Johnson, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

     o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty-six (26) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan, currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

----------------------------------------------------------------------------------------------
                                 DOLLAR RANGE OF            AGGREGATE DOLLAR RANGE OF SHARES
      NAME                   FUND SHARES (FUNDS)(1)       (ALL FUNDS IN THE FUND COMPLEX)(2,3)
----------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------
     Doran                            None                            None
----------------------------------------------------------------------------------------------
     Nesher                           None                            None
----------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------
    Carlbom                           None                            None
----------------------------------------------------------------------------------------------
     Darr                             None                            None
----------------------------------------------------------------------------------------------
    Johnson                           None                            None
----------------------------------------------------------------------------------------------
   Krikorian                          None                            None
----------------------------------------------------------------------------------------------
    Storey                            None                            None
----------------------------------------------------------------------------------------------
   Sullivan                           None                            None
----------------------------------------------------------------------------------------------

(1) Because the Fund is new, as of the date of this SAI, none of the Trustees owned shares of the Fund.

(2)  Valuation date is December 31, 2010.

(3)  The Trust is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------------------------------------------------------------------------------------------
                                 PENSION OR
                            RETIREMENT BENEFITS   ESTIMATED ANNUAL
               AGGREGATE    ACCRUED AS PART OF     BENEFITS UPON          TOTAL COMPENSATION FROM
   NAME      COMPENSATION     FUND EXPENSES          RETIREMENT        THE TRUST AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
   Doran         $0                n/a                 n/a              $0 for service on (1) board
------------------------------------------------------------------------------------------------------
   Nesher        $0                n/a                 n/a              $0 for service on (1) board
------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
  Carlbom      $39,644             n/a                 n/a            $39,644 for service on (1) board
------------------------------------------------------------------------------------------------------
    Darr       $39,644             n/a                 n/a            $39,644 for service on (1) board
------------------------------------------------------------------------------------------------------
  Johnson      $39,644             n/a                 n/a            $39,644 for service on (1) board
------------------------------------------------------------------------------------------------------
 Krikorian     $39,644             n/a                 n/a            $39,644 for service on (1) board
------------------------------------------------------------------------------------------------------
   Storey      $39,644             n/a                 n/a            $39,644 for service on (1) board
------------------------------------------------------------------------------------------------------
  Sullivan     $39,644             n/a                 n/a            $39,644 for service on (1) board
------------------------------------------------------------------------------------------------------

(1)  The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

--------------------------------------------------------------------------------------------------------------
                  POSITION WITH
NAME AND          TRUST AND LENGTH
DATE OF BIRTH     OF TERM               PRINCIPAL OCCUPATIONS IN PAST 5 YEARS         OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------
Philip T.         President             Managing Director of SEI Investments          None.
Masterson         (since 2008)          since 2005. Vice President and Assistant
(03/12/64)                              Secretary of the Administrator from 2004
                                        to 2006. General Counsel of Citco
                                        Mutual Fund Services from 2003 to
                                        2004. Vice President and Senior Counsel
                                        for the Oppenheimer Funds from 1998 to
                                        2003.
--------------------------------------------------------------------------------------------------------------
Michael Lawson    Treasurer,            Director, SEI Investments, Fund               None.
(10/08/60)        Controller and        Accounting since July 2005. Manager,
                  Chief Financial       SEI Investments, Fund Accounting at SEI
                  Officer               Investments AVP from April 1995 to
                  (since 2005)          February 1998 and November 1998 to
                                        July 2005.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                  POSITION WITH
NAME AND          TRUST AND LENGTH
DATE OF BIRTH     OF TERM               PRINCIPAL OCCUPATIONS IN PAST 5 YEARS         OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------
Russell Emery     Chief Compliance      Chief Compliance Officer of SEI               None.
(12/18/62)        Officer               Structured Credit Fund, LP and SEI
                  (since 2006)          Alpha Strategy Portfolios, LP since June
                                        2007. Chief Compliance Officer of SEI
                                        Opportunity Fund, L.P., SEI Institutional
                                        Managed Trust, SEI Asset Allocation
                                        Trust, SEI Institutional International
                                        Trust, SEI Institutional Investments Trust,
                                        SEI Daily Income Trust, SEI Liquid
                                        Asset Trust and SEI Tax Exempt Trust
                                        since March 2006. Director of Investment
                                        Product Management and Development,
                                        SEI Investments, since February 2003;
                                        Senior Investment Analyst -- Equity
                                        Team, SEI Investments, from March
                                        2000 to February 2003.
--------------------------------------------------------------------------------------------------------------
Carolyn Mead      Vice President and    Counsel at SEI Investments since 2007.        None.
(07/08/57)        Assistant Secretary   Associate at Stradley, Ronon, Stevens &
                  (since 2007)          Young from 2004 to 2007. Counsel at
                                        ING Variable Annuities from 1999 to
                                        2002.
--------------------------------------------------------------------------------------------------------------
Timothy D.        Vice President and    General Counsel and Secretary of SIMC         None.
Barto             Assistant Secretary   and the Administrator since 2004. Vice
(03/28/68)        (since 1999)          President of SIMC and the Administrator
                                        since 1999. Vice President and Assistant
                                        Secretary of SEI Investments since 2001.
                                        Assistant Secretary of SIMC, the
                                        Administrator and the Distributor, and
                                        Vice President of the Distributor from
                                        1999 to 2003.
--------------------------------------------------------------------------------------------------------------
James Ndiaye      Vice President        Vice President and Assistant Secretary of     None.
(09/11/68)        and Assistant         SIMC since 2005. Vice President at
                  Secretary             Deutsche Asset Management from 2003
                  (since 2004)          to 2004. Associate at Morgan, Lewis &
                                        Bockius LLP from 2000 to 2003.
--------------------------------------------------------------------------------------------------------------
Dianne M.         Vice President        Counsel at SEI Investments since 2010.        None.
Sulzbach          and Secretary         Associate at Morgan, Lewis & Bockius
(07/18/77)        (since 2011)          LLP from 2006 to 2010. Associate at
                                        Morrison & Foerster LLP from 2003 to
                                        2006. Associate at Stradley Ronon
                                        Stevens & Young LLP from 2002 to
                                        2003.
--------------------------------------------------------------------------------------------------------------
Andrew S.         AML Officer           Compliance Officer and Product Manager        None.
Decker            (since 2008)          of SEI Investments since 2005. Vice
(08/22/63)                              President of Old Mutual Capital from
                                        2000 to 2005.
--------------------------------------------------------------------------------------------------------------
Michael Beattie   Vice President        Director of Client Service at SEI since       None.
(03/13/65)        (since 2009)          2004.
--------------------------------------------------------------------------------------------------------------
Keri Rohn         Privacy Officer       Compliance Officer at SEI Investments         None.
(8/24/80)         (since 2009)          since 2003.
--------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "How the Fund Calculates NAV." The NAV of a Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter ("OTC") market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's pricing cycle.

OTC securities held by the Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Adviser based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Fund are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. If the last quoted value of the index is not readily available, the swap agreement will be valued in good faith in accordance with procedures adopted by the Board. The value of foreign equity index and currency index swap agreements entered into by the Fund are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund value the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

This general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("90% Test"); (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships ("Asset Test").

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

OPTIONS TRANSACTIONS BY THE FUND. If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of their annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent either Fund fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short-and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from a Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

FOREIGN TAXES. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Because the Fund is new, as of the date of this SAI, the Fund does not hold any securities of "regular brokers and dealers."

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund's shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of the Fund's ten largest portfolio holdings, and the percentage of Fund assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/aviva. This information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. The Fund may provide ratings and rankings organizations with the same information at the same time it is filed with the SEC or one day after it is made available on the internet web site.

The Fund's policies and procedures provide that the Authorized Person may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet, provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. Legitimate business objectives may include but are not necessarily limited to: disclosure for required due diligence purposes; disclosure to a newly hired investment adviser or sub-adviser; or disclosure to a rating agency for use in developing a rating.

In addition, the Fund's service providers, such as the Custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

Beginning August 31, 2011, a description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to how the Adviser voted proxies relating to the Fund's portfolio securities for the most recent 12-month period ended June 30, will be available on Form N-PX (i) without charge, upon request, by calling 1-877-515-4725 and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund does not have any beneficial owners to report.

                             APPENDIX A -- RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

               APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

                      AVIVA INVESTORS NORTH AMERICA, INC.

                           IA POLICIES AND PROCEDURES

                                  PROXY VOTING

POLICY

AINA, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best interests of our clients. AINA maintains procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose conflicts of interest, as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of the adviser's proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

The senior officer responsible for trading has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping and for AINA's adherence to the policies and procedures set forth in this section, except in relation to real estate fund investing. Although ultimately responsible for this section, the senior officer responsible for trading may delegate the actual voting of proxies and recordkeeping relating to the same to qualified individuals subject to his or her oversight. AINA's senior officer responsible for advising with respect to real estate fund investing shall be responsible for assuring the implementation of and compliance with this Section with respect to investment advisory activities of AINA relating to real estate fund investing.

PROCEDURE

As part of its advisory service, AINA will vote proxies of portfolio securities for its clients, unless the client desires, or its governing documents require it, to retain authority to vote proxies. All proxy requests will be forwarded to the senior officer responsible for trading or his or her designee for review. AINA may retain a professional consultant to assist it in exercising such authority.

If a material conflict of interest exists between AINA's interests and those of the client with respect to proxy voting, AINA will disclose such conflict in writing to the client and obtain written consent from the client to vote the proxy.

ROUTINE PROXY VOTES: It has been the policy of AINA to vote with management on routine matters affecting the future of the corporation. Our philosophy has been that we can sell the stock if we find ourselves in disagreement regarding conduct of the corporation's affairs.

NON-ROUTINE PROXY VOTES: We will vote shares in portfolios we manage based on our best judgment as to what will produce the best outcome for the client. In the event any routine matter is determined by the senior officer responsible for trading, or his/her designee, to have special significance, we will analyze the issue before voting. The following are non-routine matters:

o    Diminish shareholder rights or control over management;

o    Reduce the proportionate share of current holdings; or

o    Entrench management at the expense of current or future shareholders.

Specific proposals in the above categories that will trigger an in-depth analysis by AINA include:

o    Preemptive rights offerings;

o    Staggered boards, where they do not exist already;

o    New classes of shares having different voting rights;

o    "Poison pills"; and

o    "Golden Parachutes. "

As stated, our vote on unusual corporate events is designed to maximize return consistent with risk, as determined by the best judgment of the senior officer responsible for trading, or his/her designee.

CLIENT REQUESTS: AINA shall set forth in all advisory contracts (i) a summary of AINA's proxy voting policies and procedures and (ii) information as to how the client may obtain from AINA information/details with respect to AINA's voting of proxies for the client's securities.

ERISA: AINA presently does not advise a "plan asset" account. If in the future AINA plans to advise a "plan asset" account, additional policies and procedures specifically pertinent to voting proxies for any accounts subject to ERISA will be added to these Policies and Procedures.

RECORD KEEPING: To meet the requirements of state and federal law and regulations, and for efficient internal management, consents and supporting material will be kept for 5 years.

                           PART C: OTHER INFORMATION


ITEM 28.  EXHIBITS:

(a) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
          (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(b) Registrant's Amended and Restated By-Laws adopted as of December 12, 1996, and as amended August 12, 2009, are incorporated herein by reference to exhibit (b) of Post- Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09- 000641 on December 18, 2009.
(c)       Not Applicable.
(d)(1) Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post- Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96- 001199 on February 28, 1996.
(d)(2) Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post- Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(d)(3) Revised Schedule A dated March 1, 2010 to the Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(4) Investment Advisory Agreement dated November 21, 1994 between the Registrant and AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(d)(5) Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital Management Corp. and AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.
(d)(6) Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit
          (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(7) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(d)(8) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.
(d)(9) Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(d)(10) Expense Limitation Agreement dated March 1, 2010 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(9) of Post- Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.
(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now Acadian Asset Management, LLC) is incorporated herein by reference to exhibit (d)(12) of Post- Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10- 000392 on September 3, 2010.
(d)(13) Expense Limitation Agreement between the Registrant and Acadian Asset Management LLC to be filed by amendment.
(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Analytic Investors, LLC is incorporated herein by reference to exhibit (d)(12) of Post- Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000164 on April 26, 2006.
(d)(15) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post- Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(16) Amended Schedule A dated August 7, 2007 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(d)(17) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC to be filed by amendment.
(d)(18) Expense Limitation Agreement dated September 1, 2010 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(15) of Post- Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(d)(19) Revised Schedule A to the Expense Limitation Agreement dated September 1, 2010 between the Registrant and Cambiar Investors LLC to be filed by amendment.
(d)(20) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(21) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(22) Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(d)(23) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(d)(24) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit
          (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(25) Amendment and Revised Schedule A dated June 1, 2010 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley
          LLC) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(d)(26) Investment Advisory Agreement dated January 29, 2010 between the Registrant and PNC Capital Advisors, LLC to be filed by amendment.
(d)(27) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.
(d)(28) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(d)(29) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N- 1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06- 000081 on February 28, 2006.

(d)(30) Schedule A dated December 16, 2005, as last amended February 15, 2011, to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 140 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000194 on March 28, 2011.
(d)(31) Form of Expense Limitation Agreement dated August 12, 2008, as amended and restated February 4, 2011, between the Registrant and Westwood Management Corp., relating to each series of the WHG Family of Funds, is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 133 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000071 on February 8, 2011.
(d)(32) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N- 1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07- 000007 on January 12, 2007.
(d)(33) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(34) Investment Advisory Agreement dated September 21, 2009 between the Registrant and Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post- Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000594 on November 30, 2009.
(d)(35) Investment Advisory Agreement dated March 31, 2010 between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post- Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.
(d)(36) Expense Limitation Agreement dated March 10, 2010 between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(31) of Post- Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.
(d)(37) Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc. is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(38) Revised Schedule A, as last revised August 11, 2010, to the Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc., is incorporated herein by reference to exhibit (d)(35) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(d)(39) Form of Expense Limitation Agreement between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva Investors High Yield Bond Fund and Aviva Investors Core Aggregate Fixed Income Fund, is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(d)(40) Revised Schedule A to the Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva Investors Emerging Markets Local Currency Bond Fund, is filed herewith.
(d)(41) Form of Amended and Restated Expense Limitation Agreement between the Registrant and Aviva Investors North America, Inc., is filed herewith.
(d)(42) Form of Investment Advisory Agreement between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(d)(43) Form of Expense Limitation Agreement between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(43) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(d)(44) Investment Advisory Agreement between the Trust and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, to be filed by amendment.
(e)(1) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post- Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96- 001199 on February 28, 1996.
(e)(2) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post- Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03- 000108 on February 28, 2003.
(e)(3) Form of Amendment No. 1 to the Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002 between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(e)(4) Amended and Restated Sub-Distribution and Servicing Agreement dated November 10, 1997 between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(e)(5) Revised Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f)       Not Applicable.
(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04- 000095 on March 1, 2004.
(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank, National Association) assigning the Custodian Agreement to U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on August 28, 2006.
(g)(5) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(g)(6) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(g)(7) Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A. to be filed by amendment.
(g)(8) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit
          (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.
(g)(9) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(g)(10) Custody Agreement between the Registrant and The Northern Trust Company to be filed by amendment.

(h)(1) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit
          (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.
(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109- 97-001691 on February 27, 1997.
(h)(3) Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.
(h)(4) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(5) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.
(h)(6) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(7) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.
(h)(8) Amended Exhibit D dated April 2007 to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(29) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(h)(9) Amended Exhibit D to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc., to be filed by amendment.
(h)(10) Amendment to the Transfer Agency Agreement dated February 5 2004 between the Registrant and DST Systems, Inc., as approved by the Board of Trustees in February 2010, to be filed by amendment.
(h)(11) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

(h)(12) Shareholder Services Plan, relating to the Investor Class Shares of the Cambiar Opportunity Fund and the Cambiar International Fund, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.
(h)(13) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth Fund, is incorporated herein by reference to exhibit
          (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.
(h)(14)   Shareholder Services Plan, relating to Institutional Shares of the
          WHG Funds, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(h)(15) Exhibit A to the Shareholder Services Plan, relating to the Institutional Shares of the WHG Funds, is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 140 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000194 on March 28, 2011.
(h)(16) Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (h)(30) of Post- Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.
(h)(17) Shareholder Services Plan, relating to the R Class Shares of the AlphaOne Funds, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to Shares of the Aviva Investors Emerging Markets Local Currency Bond Fund, is incorporated herein by reference to exhibit (i) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000047 on January 27, 2011.
(j)       Not Applicable.
(k)       Not Applicable.
(l)       Not Applicable.
(m)(1) Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.
(m)(2) Schedule A, as last amended March 24, 2011, to the Distribution Plan dated August 8, 1994, as amended August 14, 2000, is filed herewith.
(m)(3) Distribution Plan dated September 17, 2002 and Schedule A dated September 17, 2002, as amended, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.
(m)(4) Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.
(n)(2) Revised Schedule F to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the WHG Family of Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 140 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000194 on March 28, 2011.
(n)(3) Revised Schedule G and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the Aviva Investors Family of Funds, is filed herewith.
(n)(4) Schedule I and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (n)(4) of Post- Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(n)(5) Revised Schedule C to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Cambiar Funds, to be filed by amendment.
(o)       Not Applicable.
(p)(1) Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated October 23, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.
(p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(4) Analytic Investors, LLC Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(5) Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(6) Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(7) C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(8) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics to be filed by amendment.
(p)(9) First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(10) Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(11) AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit
          (p)(12) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(12) Rice Hall James & Associates, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(p)(13) Acadian Asset Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(p)(14) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(15) Edgewood Management LLC Revised Code of Ethics to be filed by amendment.
(p)(16) PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.
(p)(17) Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000365 on August 21, 2009.
(p)(18) Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000009 on January 15, 2010.
(p)(19) Aviva Investors North America, Inc. Code of Ethics, as approved by the Board of Trustees on November 10, 2011, to be filed by amendment.
(p)(20) AlphaOne Investment Services, LLC Code of Ethics, to be filed by amendment.
(p)(21) SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(p)(22)   Loomis, Sayles & Company L.P. Code of Ethics to be filed by amendment.
(q) Powers of Attorney dated February 2011 for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, Michael Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr., Charles E. Carlbom, James M. Storey, Philip T. Masterson and Mitchell A. Johnson are filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

----------------------------------------------------------------------------------------------
    NAME AND POSITION                                                    CONNECTION WITH
 WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY                  OTHER COMPANY
----------------------------------------------------------------------------------------------
Gary Bergstrom, Chairman,       Acadian Asset Management            Director, asset management
Member of Board of              (Singapore) Pte Ltd
Managers
----------------------------------------------------------------------------------------------
John Chisholm, Executive        Acadian Asset Management            Director, asset management
Vice President, CIO, Member     (UK) Ltd
of Board of Managers
----------------------------------------------------------------------------------------------
Churchill Franklin, Executive   Acadian Asset Management
Vice President, Member of       (UK) Ltd                            Director, asset management
Board of Managers               --------------------------------------------------------------
                                Acadian Asset Management
                                (Australia) Ltd                     Director, asset management
                                --------------------------------------------------------------
                                Acadian Cayman Limited G.P.         Director, asset management
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
    NAME AND POSITION                                                    CONNECTION WITH
 WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY                  OTHER COMPANY
----------------------------------------------------------------------------------------------
Ronald Frashure, Chief          Acadian Asset Management
Executive Officer, President,   (Singapore) Pte Ltd                 Director, asset management
Member of Board of              --------------------------------------------------------------
Managers                        Acadian Cayman Limited G.P.         Director, asset management
----------------------------------------------------------------------------------------------
Mark Minichiello, Senior
Vice President, Chief           Acadian Asset Management
Financial Officer, Treasurer,   (UK) Ltd                            Director, asset management
Secretary, Member of Board
of Managers
----------------------------------------------------------------------------------------------
Raymond Mui, Senior Vice
President, Member of Board      Acadian Cayman Limited G.P.         Director, asset management
of Managers
----------------------------------------------------------------------------------------------
Ross Dowd, Senior Vice          Acadian Asset Management            Director, asset management
President, Head of Client       (UK) Ltd
Service, Member of Board of
Managers                        Acadian Cayman Limited G.P.         Director, asset management
----------------------------------------------------------------------------------------------
Linda Gibson, Member of         Director, Executive Vice            Linda Gibson, Member of
Board of Managers               President and Chief Operating       Board of Managers
                                Officer and acting CEO - Old
                                Mutual (US) Holdings Inc. (a
                                holding company);
                                Larch Lane Advisors, LLC (an
                                investment advisor);
                                2100 Xenon Group LLC (an
                                investment advisor);
                                Acadian Asset Management LLC
                                (an investment advisor);
                                300 North Capital, LLC (f/k/a
                                Provident Investment Counsel,
                                Inc.) (an investment advisor);
                                Barrow, Hanley, Mewhinney &
                                Strauss, LLC (an investment
                                advisor);
                                Dwight Asset Management
                                Company LLC (an investment
                                advisor;
                                Investment Counselors of
                                Maryland, LLC (an investment
                                advisor)
                                Lincluden Management Limited
                                (an investment advisor)
                                Old Mutual Asset Management
                                International , Ltd. (an
                                investment advisor)
                                Old Mutual Asset Managers
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
    NAME AND POSITION                                                    CONNECTION WITH
 WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY                  OTHER COMPANY
----------------------------------------------------------------------------------------------
                                (UK) Ltd. (an investment
                                advisor);
                                Copper Rock Capital Partners,
                                LLC (an investment advisor);
                                Old Mutual Capital, Inc. (an
                                investment advisor);
                                Ashfield Capital Partners, LLC
                                (an investment advisor);
                                Old Mutual Asset Management
                                Trust Company (a trust
                                company)
                                Old Mutual Fund Managers
                                Limited (a fund manager)
----------------------------------------------------------------------------------------------
Matthew Berger, Member of       Chief Financial Officer, Senior
Board of Managers               Vice President and Director Old
                                Mutual (US) Holdings Inc. (a
                                holding company);                   Affiliated Directorships

                                Acadian Asset Management LLC
                                (investment advisor)
----------------------------------------------------------------------------------------------
Stephen Clarke, Member of       Senior Vice President,
Board of Managers               Relationship Manager - Old
                                Mutual (US) Holdings Inc. (a
                                holding company); Acadian
                                Asset Management LLC (an
                                investment advisor);                Affiliated Directorships
                                Lincluden Management Limited
                                (an investment advisor)
                                300 North Capital, LLC (an
                                investment advisor)
                                Larch Lane Advisors LLC (an
                                investment advisor)
----------------------------------------------------------------------------------------------
James Mikolaichik, Member       Executive Vice President, Head
of Board of Managers            of Strategy, Product and
                                Corporate Development - Old
                                Mutual (US) Holdings Inc. (a
                                holding company); Acadian
                                Asset Management LLC (an
                                investment advisor);
                                2100 Xenon Group LLC (an
                                investment advisor)
                                Old Mutual Capital, Inc. (an
                                investment advisor)                 Affiliated Directorships
----------------------------------------------------------------------------------------------
Matthew Appelstein, Member      Executive Vice President, Head
of Board of Managers            of Sales and Marketing - Old
                                Mutual (US) Holdings Inc. (a        Affiliated Directorships
                                holding company);
                                Acadian Asset Management LLC
                                (an investment advisor);
                                Old Mutual Investment Partners;
                                Old Mutual Global Funds, plc;
                                Old Mutual Absolute Return
                                Funds; Old Mutual Emerging
                                Managers Funds;
                                TS&W/Claymore Tax-
                                Advantaged Balanced Fund;
                                Old Mutual Capital Inc.
----------------------------------------------------------------------------------------------

AIG ASSET MANAGEMENT (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AMG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AMG is 80 Pine Street, New York, New York 10005. AMG is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of AMG is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALPHAONE INVESTMENT SERVICES, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and AlphaOne U.S. Equity Long Short Fund. The principal address of AlphaOne is One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428. AlphaOne is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

--------------------------------------------------------------------------------
   NAME AND POSITION                                       CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------

                            ----------------------------------------------------

--------------------------------------------------------------------------------

ANALYTIC INVESTORS, LLC
Analytic Investors, LLC ("Analytic") serves as the investment adviser to the Analytic Short Term Income Fund. The principal address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013. Analytic is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2008 and 2009.

-----------------------------------------------------------------------------------------------------
    NAME AND POSITION                                                     CONNECTION WITH
WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------------------------------------------------------------------------
Dr. Roger Glen Clarke,        Ensign Peak Advisors                  President (September 1997 --
Chairman                                                            present)
                              -----------------------------------------------------------------------
                              Bonneville Holding Corporation        Director (January 2000 -- present)
                              -----------------------------------------------------------------------
                              Deseret Trust Company                 Director (September 1996 --
                                                                    present)
                              -----------------------------------------------------------------------
                              Deseret Mutual Benefit                Director (March 2006 -- present)
                              Administrators
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
    NAME AND POSITION                                                     CONNECTION WITH
WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY                    OTHER COMPANY
-----------------------------------------------------------------------------------------------------
Harindra de Silva,            Analytic US Market Neutral, Ltd.      Director (01/1999 -- present)
Director and President        -----------------------------------------------------------------------
                              Analytic US Market Offshore Master,   Director (11/2000 -- present)
                              Ltd.
                              -----------------------------------------------------------------------
                              Analytic US Market Neutral Offshore   Director (05/2002 -- present)
                              II, Ltd.
                              -----------------------------------------------------------------------
                              Analytic US Market Neutral Offshore   Director (05/2002 -- present)
                              Master II, Ltd.
                              -----------------------------------------------------------------------
                              Analytic US Market Neutral Offshore   Director (03/2004 -- present)
                              M, Ltd.
                              -----------------------------------------------------------------------
                              Analytic Japanese Equity Market       Director (11/2004 -- present)
                              Neutral Offshore, Ltd.
                              -----------------------------------------------------------------------
                              Analytic Japanese Equity Market       Director (11/2004 -- present)
                              Neutral Offshore Master, Ltd.
                              -----------------------------------------------------------------------
                              Analytic Market Neutral V-6, Ltd.     Director (04/2005 -- present)
                              -----------------------------------------------------------------------
                              Analytic Global Opportunity Fund I,   Director (04/2005 -- present)
                              Ltd.
-----------------------------------------------------------------------------------------------------
Marie Nastasi Arlt,           Analytic US Market Neutral            Director (11/2001 -- present)
Director, Treasurer, Vice     Offshore, Ltd.
President, Chief Operating    -----------------------------------------------------------------------
Officer and Corporate         Analytic US Market Neutral Offshore   Director (05/2002 -- present)
Secretary                     II, Ltd.
                              -----------------------------------------------------------------------
                              Analytic US Market Neutral Offshore   Director (03/2004 -- present)
                              M, Ltd.
                              -----------------------------------------------------------------------
                              Analytic US Market Neutral Offshore   Director (04/2005 -- present)
                              Master, Ltd.
                              -----------------------------------------------------------------------
                              Analytic US Market Neutral Offshore   Director (04/2005 -- present)
                              Master II, Ltd.
                              -----------------------------------------------------------------------
                              Analytic Japanese Equity Market       Director (11/2004 -- present)
                              Neutral Offshore, Ltd.
                              -----------------------------------------------------------------------
                              Analytic Japanese Equity Market       Director (11/2004 -- present)
                              Neutral Offshore Master, Ltd.
                              -----------------------------------------------------------------------
                              Analytic Market Neutral V-6, Ltd.     Director (04/2005 -- present)
                              -----------------------------------------------------------------------
                              Analytic Global Opportunity Fund I,   Director (04/2005 -- present)
                              Ltd.
-----------------------------------------------------------------------------------------------------
Thomas M. Turpin,             Old Mutual US Holdings, Inc.          Interim Chief Executive Officer
Director                                                            (April 2008 -- present)
-----------------------------------------------------------------------------------------------------

AVIVA INVESTORS NORTH AMERICA, INC.
Aviva Investors North America, Inc. ("Aviva") serves as the investment adviser to the Aviva Investors High Yield Bond Fund, Aviva Investors Core Aggregate Fixed Income Fund and Aviva Investors Emerging Markets Local Currency Bond Fund. The principal address of Aviva is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. Aviva is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended December 31, 2009 and 2010, none of the directors, officers or partners of Aviva is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund and the Cambiar Smid 30 Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2009 and 2010.

For the fiscal years ended April 30, 2009 and 2010, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

--------------------------------------------------------------------------------
     NAME AND POSITION                                    CONNECTION WITH
 WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------
Gregory M. Melvin            Dartmouth Capital, Inc.         President
Chief Investment Officer
--------------------------------------------------------------------------------

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

--------------------------------------------------------------------------------
        NAME AND POSITION                                       CONNECTION WITH
    WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------
Alan Whitman Breed, President,    EMC Tidemark Partners LLC     Managing Member
& Managing Member of the
Board of Managers
--------------------------------------------------------------------------------
Donna Marie Colon, Secretary     EMC Tidemark Partners, LLC         Member
& Member of the Board of
Managers
--------------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

------------------------------------------------------------------------------------
     NAME AND POSITION                                        CONNECTION WITH
 WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY            OTHER COMPANY
------------------------------------------------------------------------------------
David Sanford Gottesman,     Berkshire Hathaway, Inc.    Member, Board of Directors
Senior Managing Director   ---------------------------------------------------------
                            American Museum of Natural            Trustee
                                     History
                           ---------------------------------------------------------
                                Mount Sinai Center                Trustee
------------------------------------------------------------------------------------
                                Yeshiva University                Trustee
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
     NAME AND POSITION                                        CONNECTION WITH
 WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY            OTHER COMPANY
------------------------------------------------------------------------------------
Daniel Rosenbloom, Senior       NYU Medical Center                Trustee
                          ----------------------------------------------------------
Managing Director         National Foundation for Facial          Trustee
                                 Reconstruction
------------------------------------------------------------------------------------
Charles M. Rosenthal,            Brown University            Trustee Emeritus
Senior Managing           ----------------------------------------------------------
Director                   Marine Biological Laboratory           Trustee
------------------------------------------------------------------------------------
Arthur Joel Stainman,          Ark Restaurants Corp.     Member, Board of Directors
Senior Managing Director        Rider University                  Trustee
------------------------------------------------------------------------------------
Robert W. Gottesman, Chief      Gruss Foundation                  Trustee
Executive Officer and Senior
Managing Director
------------------------------------------------------------------------------------
William F. Guardenier,     John Hart Hunter Foundation            Trustee
Senior Managing Director  ----------------------------------------------------------
                                New Hampton School                Trustee
------------------------------------------------------------------------------------

HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

---------------------------------------------------------------------------------------
     NAME AND POSITION                                            CONNECTION WITH
 WITH INVESTMENT ADVISER       NAME OF OTHER COMPANY              OTHER COMPANY
---------------------------------------------------------------------------------------
George W. Connell           The Haverford Trust Company         Vice Chairman & Owner
Vice Chairman & Owner      Haverford Trust Securities, Inc.     Vice Chairman & Owner
                             Drexel Morgan & Company, LLC          CEO & President
---------------------------------------------------------------------------------------
Joseph J. McLaughlin        The Haverford Trust Company            Chairman & CEO
Chairman, CEO & President  Haverford Trust Securities, Inc.   Registered Representative
---------------------------------------------------------------------------------------
Binney H. C. Wietlisbach     The Haverford Trust Company              President
Executive Vice President   Haverford Trust Securities, Inc.       CEO & President
---------------------------------------------------------------------------------------
Henry B. Smith               The Haverford Trust Company        Vice President & CIO
Vice President and CIO     Haverford Trust Securities, Inc.   Registered Representative
---------------------------------------------------------------------------------------
David Brune                  The Haverford Trust Company           Vice President
Vice President             Haverford Trust Securities, Inc.   Registered Representative
---------------------------------------------------------------------------------------
John H. Donaldson            The Haverford Trust Company           Vice President
Vice President
---------------------------------------------------------------------------------------
Timothy A. Hoyle             The Haverford Trust Company            Vice President
Vice President             Haverford Trust Securities, Inc.   Registered Representative
---------------------------------------------------------------------------------------
Jeffrey M. Bagley           The Haverford Trust Company             Vice President
Vice President
---------------------------------------------------------------------------------------
MarieElena V. Ness          The Haverford Trust Company       Chief Compliance Officer
Chief Compliance Officer    Haverford Trust Securities, Inc.  Chief Compliance Officer
                                  Drexel Morgan & Co.         Chief Compliance Officer
                           Regulatory Compliance Assistance,          Sole Member
                                          LLC
---------------------------------------------------------------------------------------

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. ("HGK") serves as the investment adviser for the HGK Equity Value Fund. The principal address of HGK is Newport Tower, 525 Washington Boulevard, Suite 2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 30, 2009 and 2010, none of the directors, officers or partners of HGK is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 30, 2009 and 2010, none of the directors, officers or partners of ICM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

LOOMIS, SAYLES & COMPANY, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund. The address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of [date]. [To be updated by amendment]

--------------------------------------------------------------------------------
   NAME AND POSITION                                     CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------

                          ------------------------------------------------------

--------------------------------------------------------------------------------

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund. The address of LSV is 155 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of LSV is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2008 and 2009.

NAME AND POSITION WITH
INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------
Mark A. Elste                                                 Senior Executive Vice President,
President, CEO and CIO         U.S. Fiduciary Services            Treasurer and Director
                          ---------------------------------------------------------------------
                               GreatBanc Trust Company                   Director
                          ---------------------------------------------------------------------
                                 Salem Trust Company                     Director
                          ---------------------------------------------------------------------
                             USF Affiliate Services, Inc.                Director
                          ---------------------------------------------------------------------
                                    Waretech, Inc.                       Director
-----------------------------------------------------------------------------------------------
Lauren E. McAfee                U.S. Fiduciary Services                 Secretary
Chief Compliance Officer  ---------------------------------------------------------------------
and Secretary                  GreatBanc Trust Company    Secretary and Risk Management Officer
                          ---------------------------------------------------------------------
                                 Salem Trust Company      Secretary and Risk Management Officer
                          ---------------------------------------------------------------------
                                                               Legal and Compliance Officer,
                             USF Affiliate Services, Inc. Secretary and Risk Management Officer
                          ---------------------------------------------------------------------
                                   Waretech, Inc.                       Secretary
-----------------------------------------------------------------------------------------------
James E. Habanek                                                 Senior Vice President
Senior Vice President         The Ziegler Companies, Inc.        and Portfolio Manager
-----------------------------------------------------------------------------------------------
Pam C. Dix                                                       Senior Vice President
Vice President                         M&I Bank                  and Portfolio Manager
-----------------------------------------------------------------------------------------------

PNC CAPITAL ADVISORS, LLC
PNC Capital Advisors, LLC ("PNC Capital") serves as adviser to the UA S&P 500 Fund. PNC Capital was formed as a result of the merger of Allegiant Asset Management Company, the former investment adviser to the UA S&P 500 Fund, with its affiliate, PNC Capital Advisors, Inc. PNC Capital is a Delaware limited liability company and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly-held bank holding company, and is registered as an investment adviser under the Investment Advisers Act of 1940. Effective January 1, 2009, Allegiant Asset Management Company became an indirect wholly owned subsidiary of PNC. Prior to such date, Allegiant Asset Management Company was an indirect wholly owned subsidiary of National City Corporation. PNC Capital also provides investment advisory to other institutions and individuals and provides investment advisory and administrative services to other investment companies. The information required by this Item 31 with respect to each director and officer of PNC Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by PNC Capital with the SEC.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of October 31, 2009 and October 31, 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of Sands is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of TS&W is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG Dividend Growth Fund, and WHG Balanced Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

----------------------------------------------------------------------------------------------
      NAME AND POSITION                                               CONNECTION WITH
  WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY               OTHER COMPANY
----------------------------------------------------------------------------------------------
Susan Byrne                    Westwood Holdings Group, Inc.*   Chief Investment Officer and
Chief Investment Officer and             (NYSE: WHG)               Chairman of the Board
Chairman of the Board
----------------------------------------------------------------------------------------------
Brian Casey                    Westwood Holdings Group, Inc.*   President and Chief Executive
President and Chief Executive            (NYSE: WHG)               Officer and Director
Officer and Director           ---------------------------------------------------------------
                                      Westwood Trust**           President and Director
----------------------------------------------------------------------------------------------
William R. Hardcastle          Westwood Holdings Group, Inc.*     Chief Financial Officer
Chief Financial Officer                  (NYSE: WHG)
----------------------------------------------------------------------------------------------
Sylvia L. Fry                  Westwood Holdings Group, Inc.*     Chief Compliance Officer
Chief Compliance Officer                 (NYSE: WHG)
                               ---------------------------------------------------------------
                                       Westwood Trust**           Chief Compliance Officer
----------------------------------------------------------------------------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).
** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

ITEM 32. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                        July 15, 1982
     SEI Liquid Asset Trust                                        November 29, 1982
     SEI Tax Exempt Trust                                          December 3, 1982
     SEI Institutional Managed Trust                               January 22, 1987
     SEI Institutional International Trust                         August 30, 1988
     The Advisors' Inner Circle Fund                               November 14, 1991
     The Advisors' Inner Circle Fund II                            January 28, 1993
     Bishop Street Funds                                           January 27, 1995
     SEI Asset Allocation Trust                                    April 1, 1996
     SEI Institutional Investments Trust                           June 14, 1996
     CNI Charter Funds                                             April 1, 1999
     iShares Inc.                                                  January 28, 2000
     iShares Trust                                                 April 25, 2000
     Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)         November 1, 2000
     Causeway Capital Management Trust                             September 20, 2001
     BlackRock Funds III (f/k/a Barclays Global Investors Funds)   March 31, 2003
     SEI Opportunity Fund, LP                                      October 1, 2003
     The Arbitrage Funds                                           May 17, 2005
     ProShares Trust                                               November 14, 2005
     Community Reinvestment Act Qualified Investment Fund          January 8, 2007
     SEI Alpha Strategy Portfolios, LP                             June 29, 2007
     TD Asset Management USA Funds                                 July 25, 2007
     SEI Structured Credit Fund, LP                                July 31, 2007
     Wilshire Mutual Funds, Inc.                                   July 12, 2008
     Wilshire Variable Insurance Trust                             July 12, 2008
     Global X Funds                                                October 24, 2008
     ProShares Trust II                                            November 17, 2008
     FaithShares Trust                                             August 7, 2009
     Schwab Strategic Trust                                        October 12, 2009
     RiverPark Funds                                               September 8, 2010

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                             POSITION AND OFFICE                        POSITIONS AND OFFICES
     NAME                    WITH UNDERWRITER                           WITH REGISTRANT
     ----                    -------------------                        ---------------------
     William M. Doran        Director                                            --
     Edward D. Loughlin      Director                                            --
     Wayne M. Withrow        Director                                            --
     Kevin P. Barr           President & Chief Executive Officer                 --
     Maxine J. Chou          Chief Financial Officer, Chief Operations
                             Officer & Treasurer                                 --
     Karen E. LaTourette     Chief Compliance Officer, Anti-Money
                             Laundering Officer & Assistant Secretary            --
     John C. Munch           General Counsel & Secretary                         --
     Mark J. Held            Senior Vice President                               --
     Lori L. White           Vice President & Assistant Secretary                --
     John P. Coary           Vice President & Assistant Secretary                --
     John J. Cronin          Vice President                                      --
     Robert M. Silvestri     Vice President                                      --

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

          U.S. Bank, National Association       Union Bank of California, N.A.
          800 Nicollett Mall                    475 Sansome Street
          Minneapolis, Minnesota 55402-4302     15(th) Floor
                                                San Francisco, California 94111

          National City Bank                    The Northern Trust Company
          National City Center                  50 LaSalle Street
          1900 East Ninth Street                Chicago, Illinois 60675
          Cleveland, Ohio 44114

(b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
     (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

          SEI Investments Global Funds Services
          One Freedom Valley Drive
          Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:

          Acadian Asset Management LLC
          One Post Office Square, 8th Floor
          Boston, Massachusetts 02109

          AIG Asset Management (U.S.), LLC
          70 Pine Street, 20th Floor
          New York, New York 10270

          AlphaOne Investment Services, LLC
          One Tower Bridge
          100 Front Street, Suite 1250
          West Conshohocken, PA 19428

          Analytic Investors, LLC
          555 West Fifth Street, 50th Floor
          Los Angeles, CA 90013

          Aviva Investors North America, Inc.
          699 Walnut Street, Suite 1700
          Des Moines, Iowa 50309

          Cambiar Investors LLC
          2401 East Second Street, Suite 400
          Denver, Colorado 80206

          C.S. McKee, LLP
          One Gateway Center
          Pittsburgh, Pennsylvania 15222

          Edgewood Management LLC
          305 Park Avenue, 18th Floor
          New York, New York 10022-6057

          First Manhattan Co.
          437 Madison Avenue
          New York, New York 10022-7022

          Haverford Investment Management, Inc.
          Three Radnor Corporate Center, Suite 450
          Radnor, Pennsylvania 19087-4546

          HGK Asset Management, Inc.
          Newport Tower
          525 Washington Blvd.
          Jersey City, New Jersey 07310

          Investment Counselors of Maryland, LLC
          803 Cathedral Street
          Baltimore, Maryland 21201

          Loomis, Sayles & Company, L.P.
          One Financial Center
          Boston, Massachusetts 02111-2621

          LSV Asset Management
          1 North Wacker Drive
          Chicago, Illinois 60606

          Pennant Management, Inc.
          11270 West Park Place, Suite 1025
          Milwaukee, Wisconsin 53224

          PNC Capital Advisors, LLC
          200 Public Square
          Cleveland, Ohio 44114

          Rice Hall James & Associates, LLC
          600 West Broadway, Suite 1000
          San Diego, California 92101-3383

          Sands Capital Management, LLC
          1101 Wilson Boulevard, Suite 2300
          Arlington, VA 22209

          Thompson, Siegel & Walmsley LLC
          5000 Monument Avenue, P.O. Box 6883
          Richmond, Virginia 23230

          Westwood Management Corp.
          200 Crescent Court, Suite 1200
          Dallas, Texas 75201

ITEM 34. MANAGEMENT SERVICES: None.

ITEM 35. UNDERTAKINGS: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 145 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 19th day of April, 2011.

                                       THE ADVISORS' INNER CIRCLE FUND

                                          By: /S/ PHILIP T. MASTERSON
                                              -----------------------
                                              Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

NAME                            POSITION                       DATE
----                            --------                       ----

           *                    Trustee                        April 19, 2011
-------------------------
Charles E. Carlbom

           *                    Trustee                        April 19, 2011
-------------------------
John K. Darr

           *                    Trustee                        April 19, 2011
-------------------------
William M. Doran

           *                    Trustee                        April 19, 2011
-------------------------
Mitchell A. Johnson

           *                    Trustee                        April 19, 2011
-------------------------
Betty L. Krikorian

           *                    Trustee                        April 19, 2011
-------------------------
Robert A. Nesher

           *                    Trustee                        April 19, 2011
-------------------------
James M. Storey

           *                    Trustee                        April 19, 2011
-------------------------
George J. Sullivan, Jr.

/S/ PHILIP T. MASTERSON         President                      April 19, 2011
-------------------------
Philip T. Masterson

           *                    Treasurer, Controller &        April 19, 2011
-------------------------       Chief Financial Officer
Michael Lawson

*By: /S/ PHILIP T. MASTERSON
     -----------------------
     Philip T. Masterson, pursuant to Power of Attorney

                                 EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT
-----------   -------

EX-99.D40     Revised Schedule A to the Investment Advisory Agreement dated
              May 7, 2010 between the Registrant and Aviva Investors North
              America, Inc., with respect to the Aviva Investors Emerging
              Markets Local Currency Bond Fund

EX-99.D41     Form of Amended and Restated Expense Limitation Agreement between the Registrant and Aviva Investors North America, Inc.

EX-99.M2 Schedule A, as last amended March 24, 2011, to the Distribution Plan dated August 8, 1994, as amended August 14, 2000

EX-99.N3 Revised Schedule G to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the Aviva Investors Family of Funds

EX-99.Q Powers of Attorney dated February 2011 for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, Michael Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr., Charles E. Carlbom,
              James M. Storey, Philip T. Masterson and Mitchell A. Johnson